Debt securities - Summary of securities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
- Debt securities
Disclosure of financial assets [line items]
Financial assets	€ 115,903	€ 108,078
Debt securities at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	56,662	46,389	€ 41,116
Debt securities at fair value through other comprehensive income | - Debt securities
Disclosure of financial assets [line items]
Financial assets	50,817	42,219
Debt securities at amortised cost | - Debt securities
Disclosure of financial assets [line items]
Financial assets	53,867	50,273
Total debt securities at fair value through other comprehensive income and amortised cost | - Debt securities
Disclosure of financial assets [line items]
Financial assets	104,684	92,493
Trading assets | - Debt securities
Disclosure of financial assets [line items]
Financial assets	8,120	10,080
Debt securities designated and measured at fair value through profit or loss | - Debt securities
Disclosure of financial assets [line items]
Financial assets	2,330	4,718
Debt securities mandatorily measured at fair value through profit or loss | - Debt securities
Disclosure of financial assets [line items]
Financial assets	769	789
Total debt securities at fair value through profit or loss | - Debt securities
Disclosure of financial assets [line items]
Financial assets	€ 11,219	€ 15,586